Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
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Estimated Useful Lives of Property and Equipment

Depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset description	Asset life (in years)
Buildings	20
Computers and software	3-4
Furniture, fixtures and office equipment	2-5
Vehicles	3
Leasehold improvements	Lesser of estimated useful life or lease term

Estimated Useful Life of Intangible Assets

The Company’s definite lived intangible assets are amortized over the estimated useful life of the assets on a straight-line basis, as given below.

Asset description	Weighted average amortization period (in months)
Customer contracts	47
Customer relationships	217
Covenant not-to-compete	48
Trade names	34
Technology	94
Intellectual Property and other rights	24
Software	53
Service mark	Indefinite useful life